Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

In January 2015, the Company completed the acquisition of its Avis and Budget licensee for Norway, Sweden and Denmark for approximately $50 million.

In January 2015, the Company’s Avis Budget Rental Car Funding subsidiary issued $650 million in five-year asset backed notes with a weighted average interest rate of 2.7%. The proceeds from the borrowings will provide funds for the repayment of maturing vehicle-backed debt and the acquisition of rental cars in the United States.